Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2016 USD ($)
Revenue
Survey revenue (Note 17)		$ 0		$ 0		$ 1,447,269
Expense
Survey costs, net (Note 18)		1,103,946		1,289,429		1,157,269
General and administrative expenses		3,999,089		4,960,961		5,645,459
Stock based compensation expense (Note 12)		386,154		581,356		790,500
Amortization expense (Notes 5 & 6)		1,790,267		1,897,576		2,104,864
Total expense		7,279,456		8,729,322		9,698,008
Other expense (income)
Interest expense (income), net		(62,004)		4,485		(17,254)
Foreign exchange (gain) loss		(19,852)		69,676		272,713
Intellectual Property and other expenses		(43,428)		91,370		218,853
Gain on extinguishment of liability (Note 20)		(185,661)		0		0
Total other expense (income)		(310,945)		165,531		474,312
Loss before income taxes		(6,968,511)		(8,894,853)		(8,725,051)
Income tax expense
Current		0		75,545		374,511
Total income tax expense		0		75,545		374,511
Net Loss and comprehensive Loss		$ (6,968,511)		$ (8,970,398)		$ (9,099,562)
Net Loss per share (Note 11)) - Basic | $ / shares	$ (0.11)		$ (0.16)		$ (0.17)
Net Loss per share (Note 11)) - Diluted | $ / shares	$ (0.11)		$ (0.16)		$ (0.17)